RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Disclosure of transactions between related parties
Related party transactions recognized in the consolidated income statement are summarized in the table below:

	For the years ended December 31,
	2018			2017			2016
	Net revenues	Costs(1)	Net financial expenses	Net revenues	Costs(1)	Net financial expenses	Net revenues	Costs(1)	Net financial expenses
	(€ thousand)
FCA Group companies
Maserati	217,922	3,982	—	315,407	4,698	—	241,478	1,933	—
FCA US LLC	—	28,486	—	6	44,882	—	—	37,612	—
Magneti Marelli(2)	1,589	40,343	—	1,866	36,670	—	1,735	29,663	—
Other FCA Group companies	12,106	7,193	1,370	6,754	7,007	1,191	5,472	9,163	471
Total FCA Group companies	231,617	80,004	1,370	324,033	93,257	1,191	248,685	78,371	471

Exor Group companies (excluding the FCA Group)	311	179	—	283	492	—	192	173	—

Other related parties
COXA S.p.A.	13	5,819	—	48	6,141	—	121	7,096	—
HPE S.r.l.	—	6,832	—	—	7,525	—	—	6,447	—
Other related parties	1,694	—	—	2,111	—	—	1,950	24	—
Total other related parties	1,707	12,651	—	2,159	13,666	—	2,071	13,567	—
Total transactions with related parties	233,635	92,834	1,370	326,475	107,415	1,191	250,948	92,111	471
Total for the Group	3,420,321	1,953,441	23,563	3,416,890	1,986,792	29,260	3,105,084	1,899,433	27,729
______________________________
(1)    Costs include cost of sales, selling, general and administrative costs and other expenses/(income), net.
(2)    The FCA Group is currently in the process of selling Magneti Marelli and the transaction is expected to be completed in the first half of 2019.

Assets and liabilities originating from related party transactions are summarized in the table below:

	At December 31,
	2018				2017
	Trade receivables	Trade payables	Other current assets	Other liabilities	Trade receivables	Trade payables	Other current assets	Other liabilities
	(€ thousand)
FCA Group companies
Maserati	39,077	6,099	—	30,594	71,560	3,028	—	37,496
FCA US LLC	135	6,332	—	—	129	6,848	—	—
Magneti Marelli(1)	2,774	9,427	—	—	899	8,103	—	—
Other FCA Group companies	5,896	4,689	1,481	44	2,657	4,646	2,097	27
Total FCA Group companies	47,882	26,547	1,481	30,638	75,245	22,625	2,097	37,523

Exor Group companies (excluding the FCA Group)	377	13	—	4	345	202	—	—

Other related parties
COXA S.p.A.	9	812	—	—	3	1,142	—	—
HPE S.r.l.	—	1,187	—	—	—	1,150	—	—
Other related parties	199	—	5	—	268	—	—	—
Total other related parties	208	1,999	5	—	271	2,292	—	—
Total transactions with related parties	48,467	28,559	1,486	30,642	75,861	25,119	2,097	37,523
Total for the Group	211,399	653,751	64,295	589,743	239,410	607,505	45,441	620,350
______________________________
(1)    The FCA Group is currently in the process of selling Magneti Marelli and the transaction is expected to be completed in the first half of 2019.

Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities
The fees of the Directors and Statutory Auditors of Ferrari N.V. for carrying out their respective functions, including those in other consolidated companies, are as follows:

	For the years ended December 31,
	2018	2017	2016
	(€ thousand)
Directors of Ferrari N.V.	17,043	17,767	8,617
Statutory auditors	118	112	105
Total emoluments	17,161	17,879	8,722